S&P SMALLCAP INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2020

Security Description	Shares	Value (Note 1)
Common Stock (103.66%)

Basic Materials (5.12%)
AdvanSix Inc*	1,999	35,522
Allegheny Technologies Inc*	8,716	117,579
American Vanguard Corp	1,902	28,834
Arconic Corp*	6,526	179,530
Balchem Corp	2,175	225,526
Carpenter Technology Corp	1,670	40,815
Century Aluminum Co*	3,565	36,185
Clearwater Paper Corp*	1,183	41,299
Cleveland-Cliffs Inc	26,841	295,519
Ferro Corp*	5,871	84,014
HB Fuller Co	3,467	181,428
GCP Applied Technologies Inc*	3,238	76,061
Glatfelter Corp	3,163	50,861
Hawkins Inc	677	33,972
Innospec Inc	1,754	144,337
Kaiser Aluminum Corp	1,168	91,081
Koppers Holdings Inc*	1,482	40,118
Kraton Corp*	2,333	62,991
Livent Corp*	10,456	158,618
Mercer International Inc	2,867	23,481
Neenah Inc	1,204	58,406
Quaker Chemical Corp	885	218,595
Rayonier Advanced Materials Inc*	3,576	23,137
Rogers Corp*	1,255	184,372
Schweitzer-Mauduit International Inc	2,213	76,968
Stepan Co	1,434	166,573
Total Basic Materials		2,675,822

Communications (4.56%)
ADTRAN Inc	3,425	43,275
ATN International Inc	779	38,124
CalAmp Corp*	2,444	22,289
Cincinnati Bell Inc*	3,611	54,923
Cogent Communications Holdings Inc	2,985	173,548
Consolidated Communications Holdings Inc*	5,162	28,907
ePlus Inc*	967	81,528
EW Scripps Co/The	3,903	49,802
Extreme Networks Inc*	8,707	48,933
Gannett Co Inc*	9,383	26,648
Harmonic Inc*	6,868	44,848
HealthStream Inc*	1,832	34,222
Iridium Communications Inc*	6,948	222,961
Liquidity Services Inc*	1,928	18,335
Meredith Corp	2,879	58,588
NETGEAR Inc*	2,159	68,678
NIC Inc	4,796	112,394
Perficient Inc*	2,335	106,313
Plantronics Inc	2,344	64,038
QuinStreet Inc*	3,564	63,600
Scholastic Corp	2,201	52,208
Shenandoah Telecommunications Co	3,356	149,141
Shutterstock Inc	1,371	94,270
Spok Holdings Inc	1,420	13,959
Stamps.com Inc*	1,161	217,641
TechTarget Inc*	1,643	86,258
Viavi Solutions Inc*	15,351	207,929
Vonage Holdings Corp*	15,519	199,574
Total Communications		2,382,934

Consumer, Cyclical (17.13%)
Abercrombie & Fitch Co	4,495	93,226
Albany International Corp	2,199	150,697
Allegiant Travel Co	873	148,576
American Axle & Manufacturing Holdings Inc*	8,056	64,126
America's Car-Mart Inc/TX*	442	46,189
Asbury Automotive Group Inc*	1,347	151,901
Barnes & Noble Education Inc*	3,275	11,888
Bed Bath & Beyond Inc	6,448	135,150
Big Lots Inc	2,400	124,008
BJ's Restaurants Inc	1,372	45,317
Bloomin' Brands Inc	5,356	93,730
Boot Barn Holdings Inc*	2,102	86,729
Brinker International Inc	2,356	118,059
Buckle Inc/The	2,045	54,847
Caleres Inc	2,916	34,321
Callaway Golf Co	6,331	134,534
Capri Holdings Ltd* (a)	10,108	357,621
Cato Corp/The	1,556	12,541
Cavco Industries Inc*	615	110,706

Century Communities Inc*	1,525	67,863
Cheesecake Factory Inc/The	1,461	54,758
Chico's FAS Inc	8,496	12,829
Children's Place Inc/The	1,039	44,656
Chuy's Holdings Inc*	1,345	31,877
Conn's Inc*	1,366	15,142
Cooper Tire & Rubber Co	3,382	134,367
Cooper-Standard Holdings Inc*	1,206	40,908
Core-Mark Holding Co Inc	3,031	94,537
Crocs Inc* (a)	4,536	267,125
Daktronics Inc	3,035	13,688
Dave & Buster's Entertainment Inc	2,208	55,907
Designer Brands Inc	3,952	31,221
Dine Brands Global Inc	1,202	75,690
Dorman Products Inc*	1,941	179,290
El Pollo Loco Holdings Inc*	1,399	21,922
Ethan Allen Interiors Inc	1,752	32,009
Fiesta Restaurant Group Inc*	1,450	17,038
Fossil Group Inc*	3,328	35,277
Foundation Building Materials Inc*	1,262	24,281
GameStop Corp*	3,657	60,560
Genesco Inc*	1,020	31,997
Gentherm Inc*	2,195	124,808
G-III Apparel Group Ltd*	3,083	62,801
GMS Inc*	3,020	94,315
Group 1 Automotive Inc	1,193	141,740
Guess? Inc	3,056	51,310
Haverty Furniture Cos Inc	1,295	35,250
Hawaiian Holdings Inc	3,337	67,608
Hibbett Sports Inc*	1,262	51,944
Installed Building Products Inc*	1,478	146,056
Interface Inc	4,184	34,915
iRobot Corp*	1,874	146,978
Kontoor Brands Inc	3,344	139,344
La-Z-Boy Inc	3,092	114,528
LCI Industries	1,691	212,694
LGI Homes Inc*	1,484	160,346
Lumber Liquidators Holdings Inc*	1,940	56,027
M/I Homes Inc*	2,015	91,582
Macy's Inc	20,860	212,981
Marcus Corp/The	1,646	19,324
MarineMax Inc*	1,536	50,442
MDC Holdings Inc	3,367	162,525
Meritage Homes Corp*	2,469	222,580
Meritor Inc*	4,861	128,330
Methode Electronics Inc	2,730	95,605
Michaels Cos Inc/The*	5,467	54,069
Monarch Casino & Resort Inc*	854	47,158
Motorcar Parts of America Inc*	1,357	27,303
Movado Group Inc	1,175	19,893
ODP Corp/The	3,541	101,520
Oxford Industries Inc	1,220	68,064
PC Connection Inc	791	36,109
PetMed Express Inc	1,445	44,362
PriceSmart Inc	1,641	133,380
Red Robin Gourmet Burgers Inc*	926	18,622
Regis Corp*	1,731	14,696
Resideo Technologies Inc*	8,667	160,253
Ruth's Hospitality Group Inc	1,944	30,268
Sally Beauty Holdings Inc*	7,767	89,321
ScanSource Inc*	1,809	45,406
Shake Shack Inc*	2,224	181,612
Shoe Carnival Inc	640	23,405
Signet Jewelers Ltd	3,853	116,707
SkyWest Inc	3,611	155,020
Sleep Number Corp*	1,864	129,343
Sonic Automotive Inc	1,737	70,140
Standard Motor Products Inc	1,447	66,982
Steven Madden Ltd	5,199	163,613
Titan International Inc	4,982	25,010
Tupperware Brands Corp*	3,502	117,842
Unifi Inc*	1,046	15,836
UniFirst Corp/MA	1,025	189,502
Universal Electronics Inc*	997	52,502
Vera Bradley Inc*	1,892	16,044
Veritiv Corp*	911	16,926
Vista Outdoor Inc*	4,142	85,449
Wabash National Corp	3,874	68,492
Winnebago Industries Inc	2,412	127,667
Wolverine World Wide Inc	5,793	167,186
YETI Holdings Inc* (a)	4,359	275,358
Zumiez Inc*	1,661	61,606
Total Consumer, Cyclical		8,957,807

Consumer, Non-Cyclical (17.40%)
ABM Industries Inc	4,482	172,557
Addus HomeCare Corp*	991	98,357
American Public Education Inc*	1,102	34,206
AMN Healthcare Services Inc*	3,159	205,840
Amphastar Pharmaceuticals Inc*	2,454	43,583
Andersons Inc/The	2,335	53,075

AngioDynamics Inc*	2,694	38,309
ANI Pharmaceuticals Inc*	753	22,259
Anika Therapeutics Inc*	1,022	38,632
Arlo Technologies Inc*	6,180	32,507
B&G Foods Inc	4,587	127,014
BioTelemetry Inc*	2,434	134,868
Calavo Growers Inc	1,172	83,950
Cal-Maine Foods Inc*	2,229	87,221
Cardiovascular Systems Inc*	2,591	89,286
Cardtronics PLC*	2,587	62,812
Central Garden & Pet Co*	702	28,108
Central Garden & Pet Co* - Class A	2,610	96,283
Chefs' Warehouse Inc/The*	1,825	42,057
Coca-Cola Consolidated Inc	332	86,881
Coherus Biosciences Inc*	4,320	79,747
Community Health Systems Inc*	8,441	69,047
CONMED Corp	1,921	195,731
Corcept Therapeutics Inc*	6,992	158,299
CorVel Corp*	641	57,402
Covetrus Inc*	6,600	178,299
Cross Country Healthcare Inc*	2,986	25,978
CryoLife Inc*	2,686	55,923
Cutera Inc*	1,019	25,495
Cytokinetics Inc*	4,349	73,063
Deluxe Corp	1,462	37,632
Eagle Pharmaceuticals Inc/DE*	724	32,942
Enanta Pharmaceuticals Inc*	1,144	47,133
Endo International PLC*	14,456	73,436
Ensign Group Inc/The	3,398	244,213
EVERTEC Inc	4,010	149,052
Forrester Research Inc*	760	31,464
Fresh Del Monte Produce Inc	2,169	55,071
Fulgent Genetics Inc*	811	36,430
Glaukos Corp*	2,792	188,404
Green Dot Corp*	3,393	181,729
Hanger Inc*	2,674	60,673
Heidrick & Struggles International Inc	1,373	35,835
Heska Corp*	504	63,000
HMS Holdings Corp*	5,951	186,980
Innoviva Inc*	4,787	50,048
Inogen Inc*	1,307	45,836
Integer Holdings Corp*	2,340	168,691
Inter Parfums Inc	1,262	68,539
Invacare Corp	2,727	23,261
J & J Snack Foods Corp	536	77,929
John B Sanfilippo & Son Inc	629	46,678
Kelly Services Inc	2,377	48,633
Korn Ferry	3,962	158,638
Lannett Co Inc*	2,397	14,766
Lantheus Holdings Inc*	4,729	62,234
LeMaitre Vascular Inc	1,174	46,244
Luminex Corp	3,084	73,183
Magellan Health Inc*	1,559	123,239
MedCath Corp*	1,465	-
Medifast Inc	423	86,351
MEDNAX Inc*	5,746	116,127
Meridian Bioscience Inc*	3,146	59,459
Merit Medical Systems Inc*	3,282	180,740
MGP Ingredients Inc	951	41,473
Monro Inc	2,383	112,025
Myriad Genetics Inc*	5,476	96,049
National Beverage Corp	833	81,659
Natus Medical Inc*	2,441	51,066
NeoGenomics Inc* (a)	7,478	355,803
Omnicell Inc* (a)	2,875	301,444
OraSure Technologies Inc*	4,421	53,052
Orthofix Medical Inc*	1,364	50,141
Owens & Minor Inc	4,502	115,972
Pacira BioSciences Inc*	2,989	181,104
Pennant Group Inc/The*	1,874	94,993
Perdoceo Education Corp*	5,181	58,753
Phibro Animal Health Corp	1,453	27,447
Providence Service Corp/The*	822	111,619
Quanex Building Products Corp	2,375	48,925
R1 RCM Inc*	7,955	161,327
RadNet Inc*	2,988	55,637
REGENXBIO Inc*	2,245	78,216
Rent-A-Center Inc/TX	3,257	110,152
Resources Connection Inc	2,156	26,109
RR Donnelley & Sons Co	6,596	9,234
Select Medical Holdings Corp*	7,206	173,665
Seneca Foods Corp*	554	23,202
SpartanNash Co	2,603	49,145
Spectrum Pharmaceuticals Inc*	8,092	38,113
Supernus Pharmaceuticals Inc*	3,862	82,261
Surmodics Inc*	970	36,317
Tactile Systems Technology Inc*	1,362	58,716
Team Inc*	2,174	18,936
Tivity Health Inc*	3,094	57,022
TrueBlue Inc*	2,790	53,289

United Natural Foods Inc*	3,819	65,878
Universal Corp/VA	1,776	80,826
US Physical Therapy Inc	914	97,085
USANA Health Sciences Inc*	735	55,257
Vanda Pharmaceuticals Inc*	3,820	46,642
Varex Imaging Corp*	2,748	45,837
Vector Group Ltd	8,486	95,383
Viad Corp	1,455	43,606
WD-40 Co	918	233,457
Xencor Inc*	3,632	153,706
Total Consumer, Non-Cyclical		9,101,922

Energy (3.23%)
Archrock Inc	9,140	71,018
Bonanza Creek Energy Inc*	1,330	29,353
Callon Petroleum Co*	2,796	26,590
CONSOL Energy Inc*	2,184	11,553
Core Laboratories NV	3,178	69,821
DMC Global Inc	786	32,108
Dril-Quip Inc*	2,663	75,682
Exterran Corp*	2,279	9,663
FutureFuel Corp	1,848	22,158
Geospace Technologies Corp*	1,047	6,502
Green Plains Inc*	2,420	35,768
Helix Energy Solutions Group Inc*	10,407	39,130
Helmerich & Payne Inc	7,226	164,536
Laredo Petroleum Inc*	645	7,617
Matador Resources Co*	3,828	38,969
Matrix Service Co*	1,945	18,633
Nabors Industries Ltd	484	25,357
NOW Inc*	3,819	21,310
Oceaneering International Inc*	7,086	43,012
Oil States International Inc*	4,333	19,239
Par Pacific Holdings Inc*	2,639	30,058
Patterson-UTI Energy Inc	13,934	60,056
PBF Energy Inc	6,616	48,032
PDC Energy Inc*	6,954	116,271
Penn Virginia Corp*	964	8,695
ProPetro Holding Corp*	5,898	34,031
QEP Resources Inc	17,032	27,422
Range Resources Corp	14,947	109,113
Renewable Energy Group Inc*	2,790	162,043
REX American Resources Corp*	401	31,479
RPC Inc*	3,687	11,430
SM Energy Co	7,598	32,140
Southwestern Energy Co*	38,772	120,581
SunCoke Energy Inc	6,488	29,196
Talos Energy Inc*	1,436	12,292
US Silica Holdings Inc	5,269	22,762
Warrior Met Coal Inc	3,658	63,722
Total Energy		1,687,342

Financial (25.12%)
Banks (8.58%)
Allegiance Bancshares Inc	1,371	43,406
Ameris Bancorp	4,690	159,507
BancFirst Corp	627	34,002
BankUnited Inc	4,842	138,045
Banner Corp	2,364	97,704
Cadence BanCorp	8,469	118,058
Central Pacific Financial Corp	2,032	33,304
City Holding Co	1,167	76,660
Columbia Banking System Inc	4,815	152,202
Community Bank System Inc	3,703	230,512
Customers Bancorp Inc*	2,063	34,844
CVB Financial Corp	8,995	170,815
Eagle Bancorp Inc	2,405	88,456
FB Financial Corp	925	29,526
First BanCorp/Puerto Rico	14,668	116,464
First Bancorp/Southern Pines NC	974	30,564
First Commonwealth Financial Corp	7,042	68,096
First Financial Bancorp	6,589	105,753
First Hawaiian Inc	6,804	149,144
First Midwest Bancorp Inc/IL	7,877	110,199
Flagstar Bancorp Inc	2,469	86,514
Great Western Bancorp Inc	4,031	66,229
Hanmi Financial Corp	2,228	21,723
Heritage Financial Corp/WA	2,622	61,014
HomeStreet Inc	1,748	56,548
Hope Bancorp Inc	8,287	78,561
Independent Bank Corp	2,301	155,640
Independent Bank Group Inc	2,575	144,483
Meta Financial Group Inc	2,476	81,956
National Bank Holdings Corp	2,232	71,826
NBT Bancorp Inc	3,223	96,529
OFG Bancorp	3,677	61,590
Old National Bancorp/IN	11,513	182,251
Park National Corp	495	50,049
Preferred Bank/Los Angeles CA	974	35,814
Renasant Corp	3,777	116,596

S&T Bancorp Inc	2,760	61,796
Seacoast Banking Corp of Florida*	3,790	95,735
ServisFirst Bancshares Inc	3,301	124,712
Simmons First National Corp	7,614	148,473
Southside Bancshares Inc	2,273	66,826
Tompkins Financial Corp	877	55,786
Triumph Bancorp Inc*	1,671	75,930
TrustCo Bank Corp NY	6,942	42,138
United Community Banks Inc/GA	5,657	135,259
Veritex Holdings Inc	3,383	73,377
Walker & Dunlop Inc	1,944	155,539
Westamerica BanCorp	1,810	99,767
		4,489,922
Diversified Financial Service (1.82%)
Blucora Inc*	3,505	45,705
Boston Private Financial Holdings Inc	5,962	42,688
Brightsphere Investment Group Inc	2,178	38,551
Encore Capital Group Inc*	1,980	67,597
Enova International Inc*	2,418	50,560
EZCORP Inc*	4,257	21,668
Greenhill & Co Inc	1,066	13,879
Mr Cooper Group Inc*	5,003	133,380
Piper Sandler Cos	1,013	93,368
PRA Group Inc*	3,252	135,381
StoneX Group Inc*	1,166	71,849
Virtus Investment Partners Inc	524	93,733
Waddell & Reed Financial Inc	4,381	72,111
WisdomTree Investments Inc	8,449	36,162
World Acceptance Corp*	304	34,325
		950,957
Insurance (3.76%)
Ambac Financial Group Inc*	3,262	47,756
American Equity Investment Life Holding Co	6,521	171,372
AMERISAFE Inc	1,420	77,717
Assured Guaranty Ltd	5,616	169,210
eHealth Inc*	1,783	135,490
Employers Holdings Inc	1,968	60,044
HCI Group Inc	459	23,937
Horace Mann Educators Corp	2,779	110,938
James River Group Holdings Ltd	2,238	102,008
Kinsale Capital Group Inc (a)	1,426	342,467
NMI Holdings Inc*	5,506	120,636
Palomar Holdings Inc*	1,266	83,683
ProAssurance Corp	3,853	61,301
Safety Insurance Group Inc	1,046	74,528
Stewart Information Services Corp	1,698	71,095
Third Point Reinsurance Ltd*	5,736	54,721
Trupanion Inc*	1,872	189,783
United Fire Group Inc	1,524	33,330
United Insurance Holdings Corp	1,680	7,442
Universal Insurance Holdings Inc	2,188	30,544
		1,968,002
Real Estate (9.46%)
Acadia Realty Trust	6,401	90,894
Agree Realty Corp	3,443	226,894
Alexander & Baldwin Inc	4,865	76,137
American Assets Trust Inc	3,435	98,550
Apollo Commercial Real Estate Finance Inc	9,134	98,465
Armada Hoffler Properties Inc	3,969	42,111
ARMOUR Residential REIT Inc	4,218	44,626
Brandywine Realty Trust	12,000	133,560
Capstead Mortgage Corp	6,776	38,149
CareTrust REIT Inc	6,844	132,979
Centerspace*	832	57,741
Chatham Lodging Trust	3,361	37,005
Community Healthcare Trust Inc	1,456	65,753
CoreCivic Inc	4,180	29,636
DiamondRock Hospitality Co	14,738	110,830
Diversified Healthcare Trust	17,040	75,146
Easterly Government Properties Inc	5,311	115,036
Essential Properties Realty Trust Inc	6,473	132,955
Four Corners Property Trust Inc	4,936	138,257
Franklin Street Properties Corp	7,680	35,635
GEO Group Inc/The	4,079	38,547
Getty Realty Corp	2,449	69,527
Global Net Lease Inc	6,585	109,904
Granite Point Mortgage Trust Inc	3,929	36,383
Hersha Hospitality Trust	2,572	20,833
Independence Realty Trust Inc	6,510	83,849
Industrial Logistics Properties Trust	4,798	104,261
Innovative Industrial Properties Inc	1,217	187,004
Invesco Mortgage Capital Inc	12,843	42,639
iStar Inc	5,281	74,462
Kite Realty Group Trust	6,015	86,616
KKR Real Estate Finance Trust Inc	1,729	31,520
Lexington Realty Trust	19,444	198,523
LTC Properties Inc	2,847	105,453
Mack-Cali Realty Corp	5,931	81,017
Marcus & Millichap Inc*	1,681	60,264
National Storage Affiliates Trust	4,249	144,381

New York Mortgage Trust Inc	26,171	91,991
NexPoint Residential Trust Inc	1,613	71,472
Office Properties Income Trust	3,548	81,072
PennyMac Mortgage Investment Trust	6,675	114,143
RE/MAX Holdings Inc	1,277	39,970
Ready Capital Corp	2,655	34,356
Realogy Holdings Corp*	8,190	100,819
Redwood Trust Inc	8,296	71,760
Retail Opportunity Investments Corp	8,539	110,836
Retail Properties of America Inc	10,944	88,646
RPT Realty	5,757	42,199
Safehold Inc	946	64,394
Saul Centers Inc	843	26,302
SITE Centers Corp	5,196	52,428
St Joe Co/The	2,255	74,438
Summit Hotel Properties Inc	7,532	65,453
Tanger Factory Outlet Centers Inc	6,653	62,871
Uniti Group Inc	13,844	142,316
Universal Health Realty Income Trust	931	56,260
Urstadt Biddle Properties Inc	2,141	30,060
Washington Real Estate Investment Trust	5,772	133,968
Whitestone REIT	2,910	21,883
Xenia Hotels & Resorts Inc	8,292	116,834
		4,950,013
Savings&Loans (1.49%)
Axos Financial Inc*	3,481	116,614
Banc of California Inc	3,213	42,733
Berkshire Hills Bancorp Inc	3,076	50,446
Brookline Bancorp Inc	5,713	64,957
Capitol Federal Financial Inc	8,849	109,020
Dime Community Bancshares Inc	2,208	31,906
Northfield Bancorp Inc	3,099	34,492
Northwest Bancshares Inc	8,469	100,188
Pacific Premier Bancorp Inc	5,653	162,919
Provident Financial Services Inc	4,301	67,397
		780,672

Total Financial		13,139,566

Industrial (19.29%)
AAON Inc	2,740	178,456
AAR Corp	2,354	66,783
Advanced Energy Industries Inc*	2,577	248,577
Aegion Corp*	2,203	37,781
Aerojet Rocketdyne Holdings Inc*	4,916	184,006
AeroVironment Inc*	1,474	125,865
Alamo Group Inc	694	94,190
Alarm.com Holdings Inc*	3,008	228,337
American Woodmark Corp*	1,115	97,574
Apogee Enterprises Inc	1,901	49,882
Applied Industrial Technologies Inc	2,602	204,075
Applied Optoelectronics Inc*	1,515	12,590
ArcBest Corp	1,827	76,570
Arcosa Inc	3,250	168,643
Astec Industries Inc	1,614	93,612
Atlas Air Worldwide Holdings Inc*	1,904	106,262
AZZ Inc	1,873	83,517
Badger Meter Inc	1,957	161,335
Barnes Group Inc	3,125	143,781
Bel Fuse Inc	725	10,629
Benchmark Electronics Inc	2,695	65,542
Boise Cascade Co	2,635	113,964
Brady Corp	3,383	149,461
Bristow Group Inc*	472	10,502
Chart Industries Inc*	2,369	244,860
CIRCOR International Inc*	1,426	47,158
Comfort Systems USA Inc	2,452	123,556
Comtech Telecommunications Corp	1,747	33,298
Dorian LPG Ltd*	2,072	22,647
DXP Enterprises Inc/TX*	1,147	24,156
Echo Global Logistics Inc*	1,955	55,502
Encore Wire Corp	1,501	77,557
Enerpac Tool Group Corp	3,859	86,403
EnPro Industries Inc	1,488	105,365
ESCO Technologies Inc	1,750	173,075
Exponent Inc (a)	3,470	288,045
Fabrinet*	2,470	168,726
FARO Technologies Inc*	1,246	82,386
Federal Signal Corp	4,334	134,484
Forward Air Corp	1,881	137,445
Franklin Electric Co Inc	2,577	174,179
Gibraltar Industries Inc*	2,180	142,703
Granite Construction Inc	3,348	82,428
Greenbrier Cos Inc/The	2,334	77,886
Griffon Corp	3,050	63,593
Harsco Corp*	5,630	95,429
Haynes International Inc	896	18,986
Heartland Express Inc	3,348	61,871
Hillenbrand Inc	5,024	188,249
Hub Group Inc*	2,390	130,542

Ichor Holdings Ltd*	1,611	51,391
Insteel Industries Inc	1,310	30,300
Itron Inc*	2,522	198,254
John Bean Technologies Corp	2,133	235,824
Kaman Corp	1,860	97,259
Knowles Corp*	6,335	107,568
Lindsay Corp	774	89,645
Lydall Inc*	1,255	34,387
Marten Transport Ltd	4,171	73,535
Materion Corp	1,461	85,176
Matson Inc	2,896	168,344
Matthews International Corp	2,244	59,982
Mesa Laboratories Inc	287	77,995
Moog Inc	2,096	162,147
Mueller Industries Inc	3,818	125,078
Myers Industries Inc	2,544	43,223
MYR Group Inc*	1,192	60,947
National Presto Industries Inc	360	30,618
Olympic Steel Inc	881	13,074
OSI Systems Inc*	1,130	99,553
Park Aerospace Corp	1,578	20,088
Patrick Industries Inc	1,482	93,425
PGT Innovations Inc*	4,183	77,887
Plexus Corp*	2,090	156,144
Powell Industries Inc	713	18,417
Proto Labs Inc* (a)	1,859	256,839
Raven Industries Inc	2,561	64,588
Saia Inc* (a)	1,758	306,841
Sanmina Corp*	4,556	144,949
SEACOR Holdings Inc*	1,257	41,758
SMART Global Holdings Inc*	942	28,910
SPX Corp*	3,162	161,989
SPX FLOW Inc*	2,852	152,810
Standex International Corp	892	67,310
Sturm Ruger & Co Inc	1,189	72,814
Tennant Co	1,344	90,263
TimkenSteel Corp*	2,857	13,456
Tredegar Corp	1,767	27,936
Trinseo SA	2,806	106,600
Triumph Group Inc	3,587	47,241
TTM Technologies Inc*	7,222	94,319
UFP Industries Inc	4,112	220,609
US Concrete Inc*	1,136	40,305
US Ecology Inc	1,822	61,748
Vicor Corp*	1,349	110,564
Watts Water Technologies Inc	1,845	216,142
Total Industrial		10,090,715

Technology (10.08%)
3D Systems Corp*	8,482	77,610
8x8 Inc*	7,378	145,863
Agilysys Inc*	1,424	53,201
Allscripts Healthcare Solutions Inc*	8,318	113,790
Axcelis Technologies Inc*	2,322	62,648
Bottomline Technologies DE Inc*	2,730	124,597
Brooks Automation Inc (a)	4,959	361,957
CEVA Inc*	1,575	61,866
Cohu Inc	2,955	83,892
Computer Programs and Systems Inc	894	25,416
CSG Systems International Inc	2,425	105,197
CTS Corp	2,335	71,124
Cubic Corp	2,106	123,327
Diebold Nixdorf Inc*	5,500	52,085
Digi International Inc*	2,028	34,800
Diodes Inc*	2,961	201,230
Donnelley Financial Solutions Inc*	2,235	36,408
DSP Group Inc*	1,647	27,719
Ebix Inc	1,594	54,212
ExlService Holdings Inc*	2,297	191,248
FormFactor Inc*	5,422	222,302
Glu Mobile Inc*	8,249	83,397
Insight Enterprises Inc*	2,358	168,550
Kulicke & Soffa Industries Inc	4,158	126,611
LivePerson Inc*	4,137	241,684
ManTech International Corp/VA	1,927	148,321
MaxLinear Inc*	4,794	149,813
MicroStrategy Inc*	486	166,586
MTS Systems Corp	1,275	44,663
NextGen Healthcare Inc*	3,468	61,522
OneSpan Inc*	2,332	46,127
Onto Innovation Inc*	3,282	145,097
PDF Solutions Inc*	1,992	43,963
Photronics Inc*	4,813	55,783
Pitney Bowes Inc	9,991	56,949
Power Integrations Inc (a)	4,019	286,916
Progress Software Corp	3,207	128,601
Rambus Inc*	7,986	125,540
Simulations Plus Inc	871	48,750
SPS Commerce Inc*	2,361	243,348
Sykes Enterprises Inc*	2,760	103,859

Tabula Rasa HealthCare Inc*		1,408	48,520
TTEC Holdings Inc		1,265	85,590
Ultra Clean Holdings Inc*		2,851	90,206
Unisys Corp*		3,709	54,077
Veeco Instruments Inc*		3,502	58,203
Virtusa Corp*		1,911	95,703
Xperi Holding Corp		7,293	139,150
Total Technology			5,278,021

Utilities (1.73%)
American States Water Co		2,480	183,074
Avista Corp		4,778	179,271
California Water Service Group		3,448	170,607
Chesapeake Utilities Corp		1,135	118,051
Northwest Natural Holding Co		2,180	104,466
South Jersey Industries Inc		6,618	152,346
Total Utilities			907,815

Total Common Stock (Cost $40,988,916)			54,221,944

Right (0.00%)
Lantheus Holdings Inc		6,190	-

United States Treasury Bills (0.19%)
0.08%, 01/14/21	01/14/2021	100,000	99,990
Total United States Treasury Bills (Cost $99,987)			99,990

Total Investments (Cost $41,088,904) (b) (103.85%)			54,321,934
Liabilities in Excess of Other Assets (-3.85%)			(2,014,641)
Net Assets (100.00%)			52,307,293

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $41,115,121.

At November 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	19,373,952
Unrealized depreciation	(6,140,921)
Net unrealized appreciation	13,233,031

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at November 30, 2020:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
3 / JUN 2020 / Long / CME	267,530	273,015	5,485